Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents	¥ 2,208,879	¥ 2,980,956
Investments and advances in the Financial Services segment		453,677
Trade and other receivables, and contract assets	1,821,916	1,943,184
Inventories	1,227,351	1,310,770
Other financial assets	28,167	145,192
Other current assets	663,678	621,209
Total current assets	5,949,991	7,454,988
Non-current assets:
Investments accounted for using the equity method	483,709	347,718
Investments and advances in the Financial Services segment		18,736,298
Property, plant and equipment	1,453,805	1,513,660
Right-of-use assets	524,345	521,685
Goodwill	1,673,906	1,508,721
Content assets	2,558,615	2,249,048
Other intangible assets	659,578	671,212
Deferred tax assets	560,800	559,284
Other financial assets	1,173,819	1,164,630
Other non-current assets	644,922	565,929
Total non-current assets	9,733,499	27,838,185
Total assets	15,683,490	35,293,173
Current liabilities:
Short-term borrowings	51,183	1,843,959
Lease liabilities	94,160	90,495
Current portion of long-term debt	166,410	196,950
Trade and other payables	2,240,566	2,100,144
Deposits from customers in the banking business		3,981,193
Income taxes payables	196,000	89,485
Participation and residual liabilities in the Pictures segment	223,233	236,752
Contract liabilities	594,336	590,719
Other financial liabilities	115,785	110,689
Other current liabilities	1,350,951	1,448,402
Total current liabilities	5,032,624	10,688,788
Non-current liabilities:
Long-term debt	824,393	1,557,867
Lease liabilities	533,523	508,975
Defined benefit liabilities	165,017	236,941
Deferred tax liabilities	211,391	175,228
Insurance contract liabilities		12,689,306
Participation and residual liabilities in the Pictures segment	140,893	188,919
Other financial liabilities	105,827	574,351
Other non-current liabilities	156,233	162,647
Total non-current liabilities	2,137,277	16,094,234
Total liabilities	7,169,901	26,783,022
Sony Group Corporation's stockholders' equity:
Common stock	881,357	881,357
Additional paid-in capital	1,465,499	1,483,527
Retained earnings	5,294,890	6,678,168
Accumulated other comprehensive income	1,229,371	(566,447)
Treasury stock, at cost	(752,106)	(296,860)
Equity attributable to Sony Group Corporation's stockholders	8,119,011	8,179,745
Noncontrolling interests	394,578	330,406
Total equity	8,513,589	8,510,151
Total liabilities and equity	¥ 15,683,490	¥ 35,293,173